October 19, 2018

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Division of Investment Management

RE: BlackRock Liquidity Funds Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A (Securities Act File No. 2-47015, Investment Company Act File No. 811-2354)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Liquidity Funds (the “Registrant”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 118 to the Registration Statement on Form N-1A of the Registrant; and

(2) the text of Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A of the Registrant was filed electronically with the Securities and Exchange Commission on October 15, 2018.

Sincerely,

BlackRock Liquidity Funds

/s/ Benjamin Archibald

Benjamin Archibald

Secretary of the Registrant